Financial risk review - Schedule of Reconciliation of Changes in the Net Carrying Amount of Credit-Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Write-off		$ (1,700)
Principal balance - Loans at amortized cost
Credit risk
Credit-impaired loans at beginning of year	$ 7,195,567
Credit-impaired loans at end of year	8,375,172	7,195,567
Principal balance - Loans at amortized cost | Carrying amount - principal
Credit risk
Credit-impaired loans at beginning of year	7,195,567
Credit-impaired loans at end of year	8,375,172	7,195,567
Principal balance - Loans at amortized cost | Loss allowance
Credit risk
Credit-impaired loans at beginning of year	59,410	55,200
Write-off		(21,144)
Recoveries	(1,135)
Credit-impaired loans at end of year	78,158	59,410
Investments at amortized cost with credit impairment at beginning of year	0	4,002
Change in allowance for expected credit losses	(331)	1,249
Interest income	0	3
Write-off	0	(5,254)
Recoveries	331	0
Credit-impaired for investments at amortized cost at end of year	0	0
Loans commitments and financial guarantee contracts
Credit risk
Credit-impaired loans at beginning of year	1,325,134
Credit-impaired loans at end of year	1,659,445	1,325,134
Loans commitments and financial guarantee contracts | Carrying amount - principal
Credit risk
Credit-impaired loans at beginning of year	261,428
Credit-impaired loans at end of year	245,065	261,428
Loans commitments and financial guarantee contracts | Loss allowance
Credit risk
Credit-impaired loans at beginning of year	5,059	3,628
Credit-impaired loans at end of year	5,375	5,059
Financial instruments credit-impaired | Principal balance - Loans at amortized cost | Carrying amount - principal
Credit risk
Credit-impaired loans at beginning of year	6,898	21,561
Classified as credit-impaired during the year	1,472	0
Change in allowance for expected credit losses	2,832	6,181
Interest income	146	300
Write-off	0	(21,144)
Recoveries	1,135	0
Credit-impaired loans at end of year	$ 12,483	$ 6,898